Quarterly Holdings Report
for

Fidelity® Enduring Opportunities Fund

January 31, 2020

IDF-QTLY-0320
1.9896223.100

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Entertainment - 2.2%
Activision Blizzard, Inc.	467	$27,310
Netflix, Inc. (a)	120	41,411
The Walt Disney Co.	348	48,132
		116,853
Interactive Media & Services - 5.3%
Adevinta ASA Class B	975	11,893
Alphabet, Inc.:
Class A (a)	39	55,878
Class C (a)	40	57,369
CarGurus, Inc. Class A (a)	627	22,353
Facebook, Inc. Class A (a)	353	71,274
realestate.com.au Ltd.	204	15,436
Rightmove PLC	1,565	13,594
Tencent Holdings Ltd.	500	23,845
Yandex NV Series A (a)	212	9,500
		281,142
Media - 1.6%
Charter Communications, Inc. Class A (a)	62	32,083
Comcast Corp. Class A	983	42,456
Schibsted ASA (A Shares)	372	11,260
		85,799

TOTAL COMMUNICATION SERVICES		483,794

CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.3%
DENSO Corp.	314	12,881
Automobiles - 0.3%
Ferrari NV	78	13,192
Diversified Consumer Services - 1.0%
Arco Platform Ltd. Class A (a)	196	10,168
Grand Canyon Education, Inc. (a)	234	18,318
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	89	10,818
TAL Education Group ADR (a)	298	14,870
		54,174
Hotels, Restaurants & Leisure - 3.3%
Compass Group PLC	630	15,575
Domino's Pizza, Inc.	86	24,231
Hilton Worldwide Holdings, Inc.	250	26,950
Jollibee Food Corp.	2,364	8,835
Marriott International, Inc. Class A	194	27,172
Oriental Land Co. Ltd.	100	13,024
Starbucks Corp.	394	33,423
Yum! Brands, Inc.	257	27,183
		176,393
Household Durables - 0.6%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,100	9,812
Midea Group Co. Ltd. (A Shares)	1,100	8,342
NVR, Inc. (a)	4	15,268
		33,422
Internet & Direct Marketing Retail - 4.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	215	44,417
Amazon.com, Inc. (a)	54	108,471
Delivery Hero AG (a)(b)	206	15,906
Meituan Dianping Class B (a)	800	10,128
MercadoLibre, Inc. (a)	33	21,879
Naspers Ltd. Class N	119	19,301
Ocado Group PLC (a)	646	10,437
The Booking Holdings, Inc. (a)	12	21,967
Zozo, Inc.	468	7,795
		260,301
Multiline Retail - 0.4%
B&M European Value Retail SA	2,243	10,772
Lojas Renner SA	782	10,490
		21,262
Specialty Retail - 3.9%
Five Below, Inc. (a)	167	18,908
Floor & Decor Holdings, Inc. Class A (a)	492	24,261
Inditex SA	496	16,679
Lowe's Companies, Inc.	273	31,734
Nitori Holdings Co. Ltd.	84	13,054
The Home Depot, Inc.	212	48,357
TJX Companies, Inc.	496	29,284
Ulta Beauty, Inc. (a)	97	25,987
		208,264
Textiles, Apparel & Luxury Goods - 1.6%
Hermes International SCA	16	12,006
LVMH Moet Hennessy Louis Vuitton SE	56	24,386
NIKE, Inc. Class B	371	35,727
Shenzhou International Group Holdings Ltd.	800	10,576
		82,695

TOTAL CONSUMER DISCRETIONARY		862,584

CONSUMER STAPLES - 6.6%
Beverages - 2.8%
Ambev SA	2,909	12,125
China Resources Beer Holdings Co. Ltd.	1,400	6,477
Davide Campari-Milano SpA	1,404	13,594
Fever-Tree Drinks PLC	515	9,358
Kweichow Moutai Co. Ltd. (A Shares)	100	14,687
Monster Beverage Corp. (a)	432	28,771
Pernod Ricard SA	90	15,621
The Coca-Cola Co.	835	48,764
		149,397
Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	519	17,346
Clicks Group Ltd.	590	9,603
Costco Wholesale Corp.	121	36,968
Wal-Mart de Mexico SA de CV Series V	3,534	10,259
Walmart, Inc.	333	38,125
		112,301
Food Products - 0.7%
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	400	6,075
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	2,700	11,602
Kerry Group PLC Class A	135	17,263
		34,940
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	144	28,103
Kao Corp.	199	15,872
Shiseido Co. Ltd.	167	10,752
		54,727

TOTAL CONSUMER STAPLES		351,365

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy, Inc. (a)	367	21,741
Enterprise Products Partners LP	818	21,080
PrairieSky Royalty Ltd.	1,222	13,398
		56,219
FINANCIALS - 11.2%
Banks - 4.3%
Credicorp Ltd. (United States)	44	9,090
Cullen/Frost Bankers, Inc.	227	20,239
FinecoBank SpA	1,095	12,842
First Republic Bank	212	23,507
JPMorgan Chase & Co.	499	66,048
KBC Groep NV	195	14,330
M&T Bank Corp.	148	24,941
PNC Financial Services Group, Inc.	191	28,373
PT Bank Central Asia Tbk	5,831	13,779
Skandiabanken ASA (b)	1,625	12,385
		225,534
Capital Markets - 5.8%
Amundi SA (b)	149	12,104
Avanza Bank Holding AB	1,333	13,071
Brookfield Asset Management, Inc. (Canada) Class A	320	19,581
Charles Schwab Corp.	624	28,423
Close Brothers Group PLC	659	12,322
CME Group, Inc.	148	32,132
HUB24 Ltd.	1,181	8,476
Moody's Corp.	120	30,815
Morningstar, Inc.	132	20,709
Netwealth Group Ltd.	1,583	8,444
Partners Group Holding AG	14	12,860
Raymond James Financial, Inc.	259	23,680
S&P Global, Inc.	110	32,310
Schroders PLC	318	13,492
St. James's Place Capital PLC	945	14,276
Value Partners Group Ltd.	21,000	11,295
VZ Holding AG	37	13,118
		307,108
Consumer Finance - 0.2%
H&T Group PLC	2,259	11,186
Insurance - 0.9%
Chubb Ltd.	194	29,486
FBD Holdings PLC	800	7,701
Hiscox Ltd.	573	9,935
		47,122

TOTAL FINANCIALS		590,950

HEALTH CARE - 6.7%
Biotechnology - 0.3%
Xencor, Inc. (a)	400	13,576
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	681	28,513
Fisher & Paykel Healthcare Corp.	1,019	15,243
Genmark Diagnostics, Inc. (a)	3,073	16,563
Hoya Corp.	179	17,131
Intuitive Surgical, Inc. (a)	51	28,549
ResMed, Inc.	191	30,363
The Cooper Companies, Inc.	81	28,098
		164,460
Health Care Providers & Services - 1.2%
Ryman Healthcare Group Ltd.	1,412	14,970
UnitedHealth Group, Inc.	184	50,131
		65,101
Health Care Technology - 0.2%
CompuGroup Medical AG	165	10,888
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	230	21,020
Lonza Group AG	37	15,219
Mettler-Toledo International, Inc. (a)	34	25,744
Sartorius Stedim Biotech	78	14,023
Wuxi Biologics (Cayman), Inc. (a)(b)	700	8,854
		84,860
Pharmaceuticals - 0.3%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	500	6,216
Yunnan Baiyao Group Co. Ltd. (A Shares)	800	9,846
		16,062

TOTAL HEALTH CARE		354,947

INDUSTRIALS - 15.7%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	82	30,715
Teledyne Technologies, Inc. (a)	68	24,824
		55,539
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	301	21,738
Deutsche Post AG	436	15,268
DSV A/S	132	14,372
Expeditors International of Washington, Inc.	307	22,423
ZTO Express (Cayman), Inc. sponsored ADR	441	9,579
		83,380
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)	128	11,086
Spirit Airlines, Inc. (a)	447	18,358
		29,444
Building Products - 1.5%
Allegion PLC	212	27,416
Armstrong World Industries, Inc.	232	23,277
ASSA ABLOY AB (B Shares)	600	14,242
Kingspan Group PLC (Ireland)	250	15,430
		80,365
Commercial Services & Supplies - 1.7%
Cintas Corp.	89	24,828
Copart, Inc. (a)	286	29,018
Edenred SA	250	13,528
Prosegur Compania de Seguridad SA (Reg.)	2,617	10,321
Waste Connection, Inc. (Canada)	119	11,469
		89,164
Construction & Engineering - 0.2%
Sweco AB (B Shares)	299	11,554
Electrical Equipment - 0.9%
AMETEK, Inc.	254	24,676
Nidec Corp.	104	13,080
Somfy SA	112	11,303
		49,059
Industrial Conglomerates - 1.2%
Honeywell International, Inc.	192	33,258
Roper Technologies, Inc.	76	29,006
		62,264
Machinery - 3.0%
Atlas Copco AB (A Shares)	386	13,713
Haitian International Holdings Ltd.	3,000	6,486
IDEX Corp.	145	23,758
Kone OYJ (B Shares)	224	14,473
Minebea Mitsumi, Inc.	673	13,074
Rational AG	13	9,797
Rotork PLC	2,896	11,637
Schindler Holding AG (participation certificate)	48	12,429
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,700	11,156
SMC Corp.	35	15,108
Spirax-Sarco Engineering PLC	123	14,488
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,500	13,220
		159,339
Marine - 0.2%
SITC International Holdings Co. Ltd.	9,000	10,601
Professional Services - 2.1%
Centre Testing International Group Co. Ltd. (A Shares)	4,400	10,157
CoStar Group, Inc. (a)	44	28,732
Experian PLC	485	16,882
Exponent, Inc.	340	24,742
Funai Soken Holdings, Inc.	430	10,812
Recruit Holdings Co. Ltd.	515	20,073
		111,398
Trading Companies & Distributors - 1.6%
AddTech AB (B Shares)	346	10,621
Ashtead Group PLC	441	14,296
Imcd NV	150	12,984
Indutrade AB	364	13,143
MonotaRO Co. Ltd.	345	8,276
SiteOne Landscape Supply, Inc. (a)	237	22,882
		82,202
Transportation Infrastructure - 0.1%
Shanghai International Airport Co. Ltd. (A Shares)	800	7,799

TOTAL INDUSTRIALS		832,108

INFORMATION TECHNOLOGY - 18.1%
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	237	23,574
CDW Corp.	178	23,220
Cognex Corp.	465	23,701
Keyence Corp.	58	19,497
Lagercrantz Group AB (B Shares)	894	14,580
Murata Manufacturing Co. Ltd.	276	15,626
Renishaw PLC	215	11,288
		131,486
IT Services - 3.0%
Adyen BV (a)(b)	15	13,824
Amadeus IT Holding SA Class A	207	16,258
Black Knight, Inc. (a)	345	23,087
Capgemini SA	125	15,575
Econocom Group SA	4,133	11,780
GMO Internet, Inc.	720	13,802
Keywords Studios PLC	847	13,779
Maximus, Inc.	279	20,018
Reply SpA	201	15,794
Softcat PLC	960	14,642
		158,559
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV (Netherlands)	90	25,257
Disco Corp.	49	11,287
Lam Research Corp.	94	28,032
Silicon Laboratories, Inc. (a)	110	10,814
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	30,773
Tokyo Electron Ltd.	77	16,936
		123,099
Software - 10.3%
Adobe, Inc. (a)	129	45,297
Atlassian Corp. PLC (a)	99	14,553
Cadence Design Systems, Inc. (a)	356	25,671
Constellation Software, Inc.	14	14,716
Coupa Software, Inc. (a)	161	25,945
CyberArk Software Ltd. (a)	122	16,864
Dassault Systemes SA	98	17,031
Intuit, Inc.	114	31,963
Microsoft Corp.	901	153,376
Money Forward, Inc. (a)	212	9,787
Nemetschek Se	217	14,813
PROS Holdings, Inc. (a)	419	25,140
Salesforce.com, Inc. (a)	223	40,655
SAP SE	196	25,525
SimCorp A/S	135	14,997
Synopsys, Inc. (a)	174	25,667
Workday, Inc. Class A (a)	147	27,141
Xero Ltd. (a)	250	14,092
		543,233

TOTAL INFORMATION TECHNOLOGY		956,377

MATERIALS - 3.5%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	122	29,123
Ecolab, Inc.	138	27,063
LG Chemical Ltd.	45	12,504
PPG Industries, Inc.	195	23,369
Sherwin-Williams Co.	49	27,293
Sika AG	99	17,833
Umicore SA	285	13,139
		150,324
Construction Materials - 0.3%
James Hardie Industries PLC CDI	739	15,538
Containers & Packaging - 0.4%
Aptargroup, Inc.	192	22,178

TOTAL MATERIALS		188,040

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Acadia Realty Trust (SBI)	753	18,689
American Tower Corp.	149	34,529
Big Yellow Group PLC	721	11,225
Equinix, Inc.	50	29,487
Equity Lifestyle Properties, Inc.	329	23,935
Essex Property Trust, Inc.	76	23,542
Extra Space Storage, Inc.	258	28,555
Irish Residential Properties REIT PLC	5,464	10,047
National Storage (REIT) unit	8,106	11,619
Safestore Holdings PLC	1,317	14,000
Warehouses de Pauw	543	15,531
		221,159
Real Estate Management & Development - 0.8%
Amasten Fastighets AB (a)	12,714	12,335
Ayala Land, Inc.	9,662	7,834
Longfor Properties Co. Ltd. (b)	2,000	8,440
Vonovia SE	276	15,776
		44,385

TOTAL REAL ESTATE		265,544

UTILITIES - 0.9%
Electric Utilities - 0.9%
Equatorial Energia SA	1,953	10,872
NextEra Energy, Inc.	143	38,353
		49,225
TOTAL COMMON STOCKS
(Cost $4,791,449)		4,991,153

Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Banks - 0.2%
Banco ABC Brasil SA	1,962	9,946
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Sartorius AG (non-vtg.)	58	13,547
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,716)		23,493

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.58% (c)
(Cost $110,997)	110,975	110,997

Equity Funds - 2.4%
Pacific Asia ex-Japan Stock Funds - 2.4%
iShares MSCI India ETF	3,401	117,300
Market Vectors Vietnam ETF	473	7,043
TOTAL EQUITY FUNDS
(Cost $126,551)		124,343
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $5,049,713)		5,249,986
NET OTHER ASSETS (LIABILITIES) - 0.9%		47,388
NET ASSETS - 100%		$5,297,374

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,513 or 1.3% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$817
Total	$817

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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